Financial Assets and Financial Liabilities	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Financial Liabilities
11.
Financial Assets and Financial Liabilities

The following table shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy.

Financial assets

A.
Current and non-current financial assets

	June 30, 2024		December 31, 2023
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	41,914	—	43,258
Other receivables	—	676	—	140
Loans to employees	180	—	180	18
Trade and other financial receivables	180	42,590	180	43,416
Guarantee deposit	1,399	—	1,341	—
Non-current financial assets	1,399	—	1,341	—
Guarantee deposit	—	169	—	82
Financial investments	—	5,833	—	5,728
Other current financial assets	—	6,002	—	5,810
Total	1,579	48,592	1,521	49,226

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

The carrying amount of the customer sales and services includes receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. Therefore, the Group continues to recognize the transferred assets in their entirety in its statement of financial position.

The amount repayable under the factoring agreement is presented as secured borrowing. The Group considers that the held-to-collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.

As of June 30, 2024, other current financial assets include financial investments, such as investment funds in financial institutions, totaling Euros 5,833 thousand as compared to Euros 5,728 thousand at December 31, 2023.

These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.

B.
Expected credit loss assessment as of June 30, 2024 and December 31, 2023.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.

The impairment of trade receivables is recognized under “Expected credit loss for trade and other receivables” in other operating expenses.

The total expense recognized in profit or loss during the six months ended June 30, 2024 was Euros 1,195 thousand and Euros 1,380 thousand for the six months ended June 30, 2023. This amount includes Euros 328 thousand corresponding mainly to the impact of final uncollectible balances. The allowance for doubtful debts provision as of June 30, 2024 estimated based on the expected credit loss, was Euros 2,364 thousand, as compared to Euros 1,536 thousand as of December 31, 2023, for amounts outstanding less than 180 days as at reporting date. Additionally, the Company has recognized as of June 30, 2024, a bad debt provision for amounts outstanding 180 days or longer for Euros 4,875 thousand, as compared to Euros 4,836 thousand as at December 31, 2023, which has been calculated taking into account specific accounts receivable considered doubtful.

The expected loss rates are based on the Group’s historical credit losses.

C.
Financial assets by class and category

		June 30, 2024
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	41,914	—	—	41,914
Other receivables	676	—	—	676
Loans to employees	180	—	—	180
Trade and other financial receivables	42,770	—	—	42,770
Guarantee deposit	1,399	—	—	1,399
Non-current financial assets	1,399	—	—	1,399
Guarantee deposit	169	—	—	169
Financial investments	336	5,258	239	5,833
Other current financial assets	505	5,258	239	6,002

		December 31, 2023
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	43,258	—	—	43,258
Other receivables	140	—	—	140
Loans to employees	198	—	—	198
Trade and other financial receivables	43,596	—	—	43,596
Guarantee deposit	1,341	—	—	1,341
Non-current financial assets	1,341	—	—	1,341
Guarantee deposit	82	—	—	82
Financial investments	302	5,187	239	5,728
Other current financial assets	384	5,187	239	5,810
Total	45,321	5,187	239	50,747

Financial assets measured at FVTOCI correspond to investments in hedge funds whose quotation is considered level 1 for fair value purposes.

The financial investments valued at FVTPL relate to investment funds held at financial institutions. These financial assets are also considered level 1 for fair value purposes.

The rest of the financial assets (both current and non-current) are measured at their amortized cost, which does not materially differ from their fair value.

Financial liabilities

A.
Loans and borrowings

	June 30, 2024		December 31, 2023
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans	90,925	30,148	80,861	32,037
Working capital line of credit	—	95,609	—	94,459
Loans and borrowings	90,925	125,757	80,861	126,496
Derivative warrant liabilities	—	1,977	—	3,119
Lease liabilities (see note 9)	33,232	4,855	34,063	4,914
Total	124,157	132,589	114,924	134,529

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the interest rates applicable to all of them still represent market spreads), except for the derivative warrant liability which is measured at FVTPL.

The working capital lines of credit are a type of short-term financing used to cover ongoing business’s operations. These small-business loans are not used to fund large investments and are renewed every 90 days.

Loans and borrowings

Bank Loans

As of June 30, 2024, the Group had available credit lines and other financing products of Euros 135,415 thousand, compared to Euros 130,670 thousand as of December 31, 2023, of which a total of Euros 95,589 thousand have been drawn down, compared to Euros 94,442 thousand as of December 31, 2023. In addition to the aforementioned financing products, the Company engages in non-recourse factoring with a limit of Euros 12.000 thousand at June 30, 2024 (Euros 12,000 thousand at December 31, 2023) of which Euros 2,530 thousand have been disposed as June 30, 2024 (Euros 1,630 thousand at December 31, 2023).

Interest expenses from banks loans amounted to Euros 8,520 thousand as of June 30, 2024, compared to Euros 6,049 thousand as of June 30, 2023 (See Note 20).

The Group has loans which require compliance with certain financial covenants. As of June 30, 2024, the Group met these financial covenants or has obtained the corresponding waiver issued by the bank.

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2024 and December 31, 2023, are as follows:

(In thousand Euros)	June 30, 2024		December 31, 2023
1 July 2024 - 30 June 2025	129,974	2024	136,179
1 July 2025 - 30 June 2026	29,504	2025	31,317
1 July 2026 - 30 June 2027	43,281	2026	26,379
1 July 2027 - 30 June 2028	16,265	2027	17,699
1 July 2028 - 30 June 2029	8,287	2028	12,831
More than five years	2,929	More than five years	4,784
	230,240		229,189

Details of the loans and borrowings as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	11,293	8,683	3,062	23,038
Floating rate loan	EUR	100,391	6,682	7,615	114,688
Covenant Loan	EUR	14,010	49,330	13,047	76,387
		125,694	64,695	23,724	214,113
Borrowings
Fixed rate loan	EUR	63	459	2,047	2,569
		125,757	65,154	25,771	216,682

	December 31, 2023
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	19,927	4,914	429	25,270
Floating rate loan	EUR	98,149	6,201	10,274	114,624
Covenant Loan	EUR	8,270	36,818	19,719	64,807
		126,346	47,933	30,422	204,701
Borrowings
Fixed rate loan	EUR	150	459	2,047	2,656
		126,496	48,392	32,469	207,357

As of June 30, 2024, the Group had loans at variable interest rates referenced to Euribor plus a differential between 1.60% and 8.0% and at fixed interest rates that range between 0% and 5.60%, respectively, compared to variable rates referenced to Euribor plus a differential between 3% and 8% and fixed rates between 0% and 5.67%, respectively, during fiscal year ended December 31, 2023.

Borrowings

As of June 30, 2024, loans from a government entity (“CDTI”) total Euros 2,569 thousand as compared to Euros 2,656 thousand as of December 31, 2023.

Derivative warrant liabilities

Derivative warrant liabilities correspond to Public and Private Warrants issued by Kensington and BBVA warrants, which have been assumed by Wallbox.

Movement in the derivative warrant liabilities during the six-months ended June 30, 2024 is summarized below:

	Public Warrant		Private Warrant		BBVA Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2023	5,259,506	713	8,883,333	1,202	1,007,894	1,204	15,150,733	3,119
Public warrants exercises in January 2024	(387)	—	—	—	—	—	(387)	—
Change in fair value of derivative warrant liabilities	—	(279)	—	(472)	—	(488)	—	(1,239)
Exchange differences	—	21	—	38	—	38	—	97
At June 30, 2024	5,259,119	455	8,883,333	768	1,007,894	754	15,150,346	1,977

Public Warrants are listed and have been measured at fair value using the quoted price (Level 1). As of June 30, 2024, the fair value of the Public and Private Warrants was USD 0.09 based on the public quote of Public Warrants. The fair value of the BBVA Warrants was USD 0.80 based on a Black-Scholes valuation methodology for options and warrants.

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2024	207,357	3,119	38,977	249,453
Proceeds from loans	378,428	—	—	378,428
Principal paid on lease liabilities	—	—	(2,406)	(2,406)
Interest paid on lease liabilities	—	—	(963)	(963)
Repayments of loans	(367,681)	—	—	(367,681)
Interest and bank fees paid	(11,105)	—	—	(11,105)
Total changes from financing cash flows	(358)	—	(3,369)	(3,727)
The effect of changes in foreign exchange rates	54	97	30	181
Change in fair value of derivative warrant liabilities	—	(1,239)	—	(1,239)
New leases	—	—	1,471	1,471
Interest and bank fees expenses	9,629	—	963	10,592
Other	—	—	15	15
Total liability-related other changes	9,629	(1,239)	2,449	10,839
Balance at June 30, 2024	216,682	1,977	38,087	256,746

B.
Trade and other financial payables

Details of trade and other financial payables as of June 30, 2024 and December 31, 2023 are as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
Suppliers	30,411	36,538
Personnel (salaries payable)	5,269	5,843
Customer advances	1,268	2,700
Total	36,948	45,081

Trade and other payables are unsecured and are typically paid in less than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.